Net Income (loss) Per Ordinary Shares - Summary of Basic And Diluted Net Income (Loss) Per Ordinary Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic net loss per Ordinary Share
Net loss from continuing operations	$ (26,534)	$ (19,635)	$ (25,934)
Numerator for basic and diluted net loss per common share net loss attributable to common stockholders	$ (37,864)	$ (33,965)	$ (39,325)
Denominator for basic and dilutive net loss per common share- adjusted weighted-average share	33,031,205	10,448,218	9,522,608
Basic and dilutive net loss per common share	$ (1.15)	$ (3.25)	$ (4.13)
Series E Redeemable Preferred Stock [Member]
Basic net loss per Ordinary Share
Redeemable Preferred Stock Dividends	$ (2,710)	$ (3,428)	$ (3,203)
Series D Redeemable Preferred Stock [Member]
Basic net loss per Ordinary Share
Redeemable Preferred Stock Dividends	(4,023)	(5,090)	(4,757)
Series C Redeemable Preferred Stock [Member]
Basic net loss per Ordinary Share
Redeemable Preferred Stock Dividends	(1,426)	(1,805)	(1,687)
Series B-2 Redeemable Preferred Stock [Member]
Basic net loss per Ordinary Share
Redeemable Preferred Stock Dividends	(985)	(1,245)	(1,163)
Series B-1 Redeemable Preferred Stock [Member]
Basic net loss per Ordinary Share
Redeemable Preferred Stock Dividends	(394)	(498)	(465)
Series A Redeemable Preferred Stock [Member]
Basic net loss per Ordinary Share
Redeemable Preferred Stock Dividends	$ (1,792)	$ (2,264)	$ (2,116)